Employee benefits (Details 2) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 1,840	₨ 1,540
Current service cost	252	221	₨ 177
Interest on defined obligations	125	114
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(121)	30
Actuarial loss/(gain) due to demographic assumptions	11	(12)
Actuarial loss/(gain) due to experience changes	62	62
Benefits paid	(162)	(115)
Defined benefit obligations at the end of the year	₨ 2,007	₨ 1,840	₨ 1,540